Related Party Transactions - Transactions with Investees (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction
Revenues earned from related party	[1]	¥ 765,571	¥ 703,695	¥ 692,020
Fengyi Technology
Related Party Transaction
Advertising revenues earned from/(agency service fees paid to) related party		1,677	1,422	197
Other Investee
Related Party Transaction
Revenues earned from related party		¥ 0	¥ 0	¥ 93

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):